Financial Instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Details) - 10% percentage appreciation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Euro
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (263)	$ 36
Increase in net assets	451	1,227
Malaysian ringgit
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	255	243
Increase in net assets	270	290
Australian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	179	(55)
Increase in net assets	598	835
Sterling
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(166)	(58)
Increase in net assets	328	581
Canadian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	1	(97)
Increase in net assets	$ 1,299	$ 1,380